Related party transactions - Summary of Related-Party Transactions and Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses [Abstract]
Fuel	$ 1,137,645	$ 1,236,639	$ 1,310,242
Maintenance	231,472	258,155	232,246
Joint Cooperation Agreement, net	10,000
Operating expense	4,432,461	4,553,165	4,200,279
Total for all related parties
Revenue [abstract]
Revenues	138,248	133,350	3,864
Expenses [Abstract]
Purchase of Sky Miles Rewards Points	11,835	5,747	6,686
Fuel	65,932	59,592	84,204
Ramp services, net	36,967	37,316	32,143
Maintenance	1,490	1,322	1,345
Joint Cooperation Agreement, net	10,000	0	0
Personnel services	428	2,009	381
Freight handling	1,024	2,314	1,353
Interest expenses, net	0	499	22
Other services	186	197	174
Operating expense	127,862	108,996	126,308
Total for all related parties | Leases
Revenue [abstract]
Revenues	94	106	75
Total for all related parties | Administrative services
Revenue [abstract]
Revenues	0	0	12
Total for all related parties | Interline, net
Revenue [abstract]
Revenues	137,041	131,616	2,472
Total for all related parties | Premier lounges
Revenue [abstract]
Revenues	1,086	1,599	1,292
Total for all related parties | Other services
Revenue [abstract]
Revenues	$ 27	$ 29	$ 13